Taxation - Reconciliation of differences between statutory and effective income tax rates - after adoption of ASU 2024-03 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Statutory income tax rate	¥ 10,207,618
Changes in valuation allowances	(546,667)
Nontaxable or nondeductible items
Preferential Tax Treatments	(1,336,603)
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(4,197,821)
Others	704,224
Changes in unrecognized tax benefits	(503,516)
Other adjustment
Effect of withholding tax	1,858,202
Others	(47,101)
Effective income tax rate	¥ 6,032,686	$ 862,663	¥ 5,461,408	¥ 4,699,704
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA [Member]	CHINA [Member]
Percentage
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Changes in valuation allowances (as a percent)	(1.30%)	(1.30%)
Nontaxable or nondeductible items (as a percent)
Preferential Tax Treatments (as a percent)	(3.30%)	(3.30%)
Effect of lower tax rate applicable to HNTEs and EIT exemptions (as a percent)	(10.30%)	(10.30%)	(10.20%)	(9.50%)
Others (as a percent)	1.70%	1.70%
Changes in unrecognized tax benefits (as a percent)	(1.20%)	(1.20%)
Other adjustment (as a percent)
Effect of withholding tax (as a percent)	4.50%	4.50%
Others (as a percent)	(0.10%)	(0.10%)
Effective income tax rate (as a percent)	14.80%	14.80%	15.30%	13.80%
Hong Kong
Amount
Nontaxable or nondeductible items	¥ (585,158)
Others	¥ 234,005
Percentage
Nontaxable or nondeductible items (as a percent)	(1.40%)	(1.40%)
Others (as a percent)	0.60%	0.60%
Singapore
Amount
Others	¥ 753,536
Percentage
Others (as a percent)	1.80%	1.80%
Other foreign jurisdictions
Amount
Others	¥ (508,033)
Percentage
Others (as a percent)	(1.20%)	(1.20%)